Fair Value of Options Measured based on Black-Scholes Option Pricing Model, 2004 Option Plan (Detail) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.22%	0.35%
Expected life (years)	3 years 4 months 6 days	3 years 3 months
Expected dividend yield	0.00%	0.00%
Volatility	59.74%	59.39%
Fair value of options at grant date	$ 0.65	$ 0.99